Submission	Oct. 15, 2025
Submission [Line Items]
Central Index Key	0001674416
Registrant Name	CRISPR Therapeutics AG
Registration File Number	333-281262
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A